Equity-Accounted Joint Ventures	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity-Accounted Joint Ventures	Equity-Accounted Joint Ventures
a)A summary of the Partnership's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2020		As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	2020 $	2019 $
Angola Joint Venture (i)	33%	4	-	90,659	88,465
Bahrain LNG Joint Venture (ii)	30%	-	1	38,678	60,462
Excalibur Joint Venture (iii)	50%	1	-	35,871	32,691
Exmar LPG Joint Venture (iv)	50%	23	-	134,138	151,673
MALT Joint Venture (v)	52%	6	-	359,442	357,411
Pan Union Joint Venture (vi)	20%-30%	4	-	81,548	79,568
RasGas III Joint Venture (vii)	40%	4	-	97,721	120,920
Yamal LNG Joint Venture (viii)	50%	6	-	234,452	264,126
		48	1	1,072,509	1,155,316
Less credit loss provision				(4,726)	—
Total investments in and advances to equity-accounted joint ventures, net				1,067,783	1,155,316
Less current portion of advances to equity- accounted joint ventures, net				(10,991)	—
Investments in and advances to equity- accounted joint ventures, net				1,056,792	1,155,316

(i)Angola Joint Venture
As at December 31, 2020, the Partnership has a 33% ownership interest in the Angola Joint Venture that owns four 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The other partners of the Angola Joint Venture are NYK (33%) and Mitsui & Co. Ltd. (34%).
As at December 31, 2020, the Partnership had advanced $1.0 million to the Angola Joint Venture (December 31, 2019 – $nil). These advances bear interest at LIBOR plus 1.0% and as at December 31, 2020, the interest receivable on this advance was nominal (December 31, 2019 – $nil). These amounts are included in the table above.
The Partnership has guaranteed its 33% share of the secured loan facilities and interest rate swaps of the Angola Joint Venture for which the aggregate principal amount of the secured loan facilities and fair value of the interest rate swaps as at December 31, 2020 was $203.4 million. As a result, the Partnership has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2020 was $0.3 million (December 31, 2019 – $0.5 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.
(ii)Bahrain LNG Joint Venture
In December 2015, the Partnership (30%) entered into a joint venture agreement with National Oil & Gas Authority (or NOGA) (30%), Gulf Investment Corporation (or GIC) (24%) and Samsung C&T (or Samsung) (16%) to form the Bahrain LNG Joint Venture, for the development of an LNG receiving and regasification terminal in Bahrain. The LNG terminal includes an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and is owned and operated under a 20-year customer contract. In addition, the Partnership has supplied an FSU in connection with this terminal commencing in September 2018 through a 21-year time-charter contract with the Bahrain LNG Joint Venture.
As at December 31, 2020 and 2019, the Partnership had advanced $73.4 million to the Bahrain LNG Joint Venture. These advances bear interest at 6.0%. For the years ended December 31, 2020 and 2019, the interest earned on these loans amounted to $4.6 million and $2.8 million, respectively. For the year ended December 31, 2020, the interest earned was included in interest income in the Partnership’s consolidated statements of income. For the year ended December 31, 2019, the interest earned was capitalized as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets up until November 30, 2019, after which date, it was included in interest income in the Partnership’s consolidated statements of income. As at December 31, 2020 and 2019, the interest receivable on these advances was $5.1 million and $0.5 million, respectively. These amounts are included in the table above.
(iii)Excalibur and Excelsior Joint Ventures
As at December 31, 2020, the Partnership has a 50/50 LNG-related joint venture with Exmar (or the Excalibur Joint Venture). On January 31, 2018, the Partnership sold its interest in another 50/50 LNG-related joint venture with Exmar relating to the Excelsior LNG carrier (or the Excelsior Joint Venture) for gross proceeds of approximately $54 million. As a result of the sale, the Partnership recorded a gain of $5.6 million for the year ended December 31, 2018, which is included in equity income in the Partnership's consolidated statements of income. The Partnership has guaranteed its ownership share of the secured loan facility of the Excalibur Joint Venture for which the principal amount of the secured loan facility as at December 31, 2020 was $15.9 million. As a result, the Partnership has recorded a guarantee liability. As at December 31, 2020 and 2019, the carrying value of the guarantee liability was $0.1 million.
On initial acquisition, the basis difference between the Partnership's investment and the carrying value of the Excalibur Joint Venture's net assets was substantially attributed to an increase to the carrying value of the vessel of the Excalibur Joint Venture in accordance with the finalized purchase price allocation. At December 31, 2020, the unamortized amount of the basis difference was $12.0 million (December 31, 2019 – $12.5 million).
(iv)Exmar LPG Joint Venture
As at December 31, 2020, the Partnership has a 50% ownership interest in the Exmar LPG Joint Venture. The Partnership has guaranteed its 50% share of secured loan facilities and four finance leases in the Exmar LPG Joint Venture for which the aggregate principal amount of the secured loan facilities and finance leases as at December 31, 2020 was $238.2 million. As a result, the Partnership has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2020 was $1.3 million (December 31, 2019 – $0.9 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.
As at December 31, 2020 and 2019, the Partnership had advanced $42.3 million (December 31, 2019 – $52.3 million) to the Exmar LPG Joint Venture, which bears interest at LIBOR plus 0.50% and has no fixed repayment terms. For the years ended December 31, 2020 and 2019, the interest earned on these loans amounted to $0.8 million and $1.6 million and is included in interest income in the Partnership's consolidated statements of income. As at December 31, 2020, the interest receivable on these advances was $nil (December 31, 2019 – $0.3 million). These amounts are included in the table above.
On initial acquisition, the basis difference between the Partnership's investment and the carrying value of the Exmar LPG Joint Venture's net assets was substantially attributed to the value of the vessels and charter agreements of the Exmar LPG Joint Venture and goodwill in accordance with the finalized purchase price allocation. At December 31, 2020, the unamortized amount of the basis difference was $18.2 million (December 31, 2019 – $23.6 million).
(v)MALT Joint Venture
As at December 31, 2020, the Partnership has a 52% ownership interest in its LNG-related joint venture agreement with Marubeni Corporation (or the MALT Joint Venture). Since control of the MALT Joint Venture is shared jointly between Marubeni and the Partnership, the Partnership accounts for its investment in the MALT Joint Venture using the equity method. The Partnership has guaranteed its 52% share of certain of the MALT Joint Venture's secured loan facilities, for which the principal amount of the secured loan facilities as at December 31, 2020 was $134.6 million. As a result, the Partnership has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2020 was $0.2 million (December 31, 2019 – $0.3 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.
(vi)Pan Union Joint Venture
As at December 31, 2020, the Partnership has a 30% ownership interest in two LNG carriers, the Pan Asia and the Pan Americas, and a 20% ownership interest in two LNG carriers, the Pan Europe and the Pan Africa, through its Pan Union Joint Venture.
On initial acquisition, the basis difference between the Partnership's investment and the carrying value of the Pan Union Joint Venture's net assets was substantially attributed to ship construction support agreements and the time-charter contracts. At December 31, 2020, the unamortized amount of the basis difference was $10.0 million (December 31, 2019 – $10.5 million).
(vii)RasGas III Joint Venture
As at December 31, 2020, the Partnership has a 40% ownership interest in the RasGas III Joint Venture, and the remaining 60% is held by Qatar Gas Transport Company Ltd. (Nakilat)
(viii)Yamal LNG Joint Venture
As at December 31, 2020, the Yamal LNG Joint Venture has six icebreaker LNG carriers that carry out international transportation of LNG for a project located on the Yamal Peninsula in Northern Russia.
The Partnership has guaranteed its 50% share of a secured loan facility and interest rate swaps in the Yamal LNG Joint Venture for which the aggregate principal amount of the loan facility and fair value of the interest rate swaps as at December 31, 2020 was $807.7 million. As a result, the Partnership has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2020 and 2019, was $2.2 million and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

b)The Angola Joint Venture, the Bahrain LNG Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture are considered variable interest entities; however, the Partnership is not the primary beneficiary and therefore, the Partnership has not consolidated these entities. The Partnership’s exposure to loss as a result of its investment in the Angola Joint Venture, the Bahrain LNG Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture is the amount it has invested in and advanced to these joint ventures, which are $90.7 million, $38.7 million, $97.7 million and $234.5 million, respectively, as at December 31, 2020. In addition, the Partnership provides an owner's guarantee in respect of the charters for the Angola Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture; and guarantees the credit facilities and interest rate swaps of the Angola Joint Venture and the Yamal LNG Joint Venture as described above.

c)The following table presents aggregated summarized financial information reflecting a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG Joint Venture, the Excalibur Joint Venture and the Pan Union Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture, the Excelsior Joint Venture up to January 2018, the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture.

	December 31, 2020 $	December 31, 2019 $
Cash and restricted cash – current	400,816	375,800
Other assets – current	180,673	146,637
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,912,776	3,045,393
Net investments in direct financing and sales-type leases – non-current	5,237,791	4,469,861
Other assets – non-current	216,331	169,925
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	582,767	557,685
Other liabilities – current	232,466	188,665
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	4,853,791	5,130,656
Other liabilities – non-current	350,057	224,903

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Voyage revenues	1,008,112	766,618	612,471
Income from vessel operations	584,685	400,326	289,477
Realized and unrealized (loss) gain on non-designated derivative instruments:
Bahrain LNG Joint Venture	(68,563)	(19,756)	131
Other equity-accounted joint ventures	(26,197)	(21,159)	8,694
Net income	152,144	130,314	142,252

d)As described in Note 7a, the Partnership guarantees its proportionate share of certain loan facilities and obligations on interest rate swaps for certain of its equity-accounted joint ventures. As at December 31, 2020, with the exception of a debt service coverage ratio breach for one of the vessels in the Angola Joint Venture, all of the Partnership's equity-accounted joint ventures were in compliance with all covenants relating to these loan facilities that the Partnership guarantees. In March 2021, the Angola Joint Venture obtained a waiver for the covenant requirement that was not met at December 31, 2020.